SUBSEQUENT EVENTS - Acquisition of Molun SCRM (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 26, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Cash		¥ 203,164	$ 31,881
Subsequent Event
Subsequent Event [Line Items]
Cash	¥ 31,800
Molun SCRM | Subsequent Event
Subsequent Event [Line Items]
Cash	31,800
Non-competition Arrangements | Subsequent Event
Subsequent Event [Line Items]
Intangible assets	¥ 100
Estimated useful lives of intangible assets, net	1 year
Customer Relationship | Subsequent Event
Subsequent Event [Line Items]
Intangible assets	¥ 9,700
Estimated useful lives of intangible assets, net	6 years
Technology | Subsequent Event
Subsequent Event [Line Items]
Intangible assets	¥ 5,700
Estimated useful lives of intangible assets, net	7 years